Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information [Line Items]
Entity, Central Index Key	0001681348
Entity Registrant Name	VIVOPOWER INTERNATIONAL PLC
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Document, Fiscal Period Focus	FY
Document, Fiscal Year Focus	2023
Document, Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document, Period End Date	Jun. 30, 2023
Document, Transition Report	false
Document Shell Company Report	false
Entity, File Number	1-37974
Entity, Incorporation, State or Country Code	X0
Entity, Address, Address Line One	The Scalpel, 18th Floor, 52 Lime Street
Entity, Address, City or Town	London
Entity, Address, Postal Zip Code	EC3M 7AF
Entity, Address, Country	GB
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	VVPR
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding	25,788,260
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London
Amendment Description	Form 20-F/A year ended 06-30-23
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	The Scalpel, 18th Floor, 52 Lime Street
Entity, Address, City or Town	London
Entity, Address, Postal Zip Code	EC3M 7AF
Entity, Address, Country	GB
Contact Personnel Name	Kevin Chin, Chief Executive Officer
City Area Code	44
Local Phone Number	203-667-5158